Leases (Narrative) (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Lessee, Lease, Description [Line Items]
Operating lease, discount rate	11.65%	11.79%	11.77%
Operating lease expense	$ 1.6	$ 1.1	$ 5.3
Lease expense				$ 4.5	$ 3.9
Minimum
Lessee, Lease, Description [Line Items]
Operating lease, discount rate			8.30%
Maximum
Lessee, Lease, Description [Line Items]
Operating lease, discount rate			11.80%